Balance Sheet Components (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Components (Details) [Line Items]
Depreciation and amortization expense	$ 0.2	$ 0.1	$ 0.5	$ 0.4	$ 0.5	$ 1.4
Property, Plant and Equipment [Member]
Balance Sheet Components (Details) [Line Items]
Depreciation and amortization expense						$ 1.9